Derivative Financial Instruments - Details of quantitative disclosure of debt cash flow maturities (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
2022
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 454,945,142	$ 348,440,415
2022 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	37,913,852	47,898,708
2022 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	9,753,906
2022 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	85,401,120	115,284,491
2022 | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		4,314,460
2022 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	37,384,961	42,716,224
2022 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		3,385,165
2022 | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	170,453,838	213,599,047
2022 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	200,020,654	122,317,252
2022 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	84,470,650	12,524,115
2022 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	284,491,304	134,841,368
2023
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	153,052,257	117,932,866
2023 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	50,307,730	32,956,060
2023 | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	5,367,000
2023 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		9,537,663
2023 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		1,999,401
2023 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	32,746,388	38,987,905
2023 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,240,281
2023 | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	96,661,399	83,481,030
2023 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	34,147,302	25,979,932
2023 | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,214,474
2023 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	7,029,082	8,471,904
2023 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	56,390,858	34,451,836
2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	182,065,735	131,155,018
2024 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	23,079,032	48,471,704
2024 | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		5,799,000
2024 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	57,280,273
2024 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	29,205,234	34,137,539
2024 | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		8,228,615
2024 | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	109,564,539	96,636,858
2024 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	61,710,357	11,649,479
2024 | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		15,842,049
2024 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	10,790,839	7,026,631
2024 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	72,501,196	34,518,160
2025
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	101,083,584	181,061,085
2025 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	36,124,005	25,996,376
2025 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,508,863
2025 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		57,433,886
2025 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	38,593,629	30,418,586
2025 | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	87,226,497	113,848,848
2025 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	6,949,574	56,443,974
2025 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	6,907,513	10,768,263
2025 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	13,857,087	67,212,237
2026
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	173,687,822	114,228,026
2026 | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	78,925,073	49,333,976
2026 | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	14,296,527
2026 | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	12,204,125
2026 | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	31,048,584
2026 | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	22,428,519
2026 | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	23,400,183	40,230,700
2026 | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	170,098,886	101,768,801
2026 | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	3,382,861	5,602,565
2026 | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	206,075	6,856,660
2026 | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	3,588,936	12,459,225
2027 Thereafter
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,147,522,883	1,323,253,056
2027 Thereafter | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,032,384,964	1,116,179,110
2027 Thereafter | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		15,444,790
2027 Thereafter | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt		31,029,696
2027 Thereafter | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	13,026,170	33,031,555
2027 Thereafter | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	89,686,575	117,736,691
2027 Thereafter | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,135,097,709	1,313,421,841
2027 Thereafter | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,306,214	9,506,180
2027 Thereafter | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	118,960	325,035
2027 Thereafter | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	12,425,174	9,831,215
Net Carrying Amount
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,212,357,423	2,216,070,465
Net Carrying Amount | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 1,258,734,656	$ 1,320,835,934
Average interest rate (%)	6.48%	6.37%
Net Carrying Amount | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 19,663,527	$ 21,243,790
Average interest rate (%)	1.35%	1.35%
Net Carrying Amount | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 22,262,769	$ 21,741,788
Average interest rate (%)	5.72%	5.72%
Net Carrying Amount | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 173,729,977	$ 205,747,474
Average interest rate (%)	7.89%	7.91%
Net Carrying Amount | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 35,454,688	$ 37,346,014
Average interest rate (%)	4.09%	4.03%
Net Carrying Amount | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 251,016,970	$ 304,227,645
Average interest rate (%)	3.98%	3.77%
Net Carrying Amount | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 8,240,281	$ 11,613,780
Average interest rate (%)	1.75%	1.93%
Net Carrying Amount | Fixed Rate (Australian Dollars) [Member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 0
Net Carrying Amount | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,769,102,868	$ 1,922,756,425
Net Carrying Amount | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	318,516,962	231,499,382
Net Carrying Amount | Variable rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	0	0
Net Carrying Amount | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,214,474	15,842,049
Net Carrying Amount | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	109,523,119	45,972,609
Net Carrying Amount | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	443,254,555	293,314,040
Fair value
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	2,211,701,630	2,232,694,117
Fair value | Fixed rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,294,291,227	1,347,156,276
Fair value | Fixed rate (Japanese yen) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	18,454,292	18,797,463
Fair value | Fixed rate (Pounds) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	23,002,138	23,010,709
Fair value | Fixed rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	171,407,986	199,047,983
Fair value | Fixed rate (UDIs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	35,287,367	30,673,537
Fair value | Fixed rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	260,931,866	315,417,306
Fair value | Fixed rate (Swiss francs) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	8,302,575	11,650,958
Fair value | Total fixed rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	1,811,677,451	1,945,754,232
Fair value | Variable rate (U.S. dollars) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	274,925,000	228,630,238
Fair value | Variable rate (euros) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	15,241,361	15,375,645
Fair value | Variable rate (pesos) [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	109,857,819	42,934,001
Fair value | Variable rate [member]
Disclosure of maturity analysis for derivative financial liabilities [line items]
Outstanding debt	$ 400,024,180	$ 286,939,885